Basis of Preparation and Changes to the Groups Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Basis of Preparation and Changes to the Group's Accounting Policies
New standards, interpretations and amendments adopted by the Group

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s audited annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of new standards effective as of January 1, 2023. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments apply for the first time in 2023, but do not have an impact on the interim condensed consolidated financial statements of the Group.